8. Trade receivables	12 Months Ended
Dec. 31, 2017
Trade Receivables
Trade receivables
	2017	2016

Credit card companies (note 8.1)	246	187
Credit card companies - related parties (note 12.2)	170	54
Sales vouchers	147	142
Private label credit card	74	62
Receivables from related parties (note 12.2)	-	5
Receivables from suppliers	79	95
Allowance for doubtful accounts (note 8.2)	(4)	(2)
	712	543

Current	632	543
Noncurrent	80	-
8.1.	Credit card companies

As part of its cash management strategy, the Company periodically enters into factoring transactions and discounts a portion of its credit card receivables to financial institutions or credit card companies in order to strengthen its working capital, without recourse or related obligation.

8.2.	Allownace for doubtful accounts on trade receivables
	2017	2016	2015

At the beginning of the year	(2)	(392)	(354)
Provision for loss	(722)	(609)	(556)
Write-off of receivables	621	561	544
Assets held for sale and discontinued operations (note 32)	99	422	-
Exchange rate changes	-	16	(26)
At the end of the year	(4)	(2)	(392)

Below is the aging list of consolidated gross receivables, by maturity period:

			Overdue receivables
	Total	Not overdue	<30 days	30-60 days	61-90 days	>90 days

2017	716	685	15	5	2	9
2016	545	524	13	6	1	1